Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000035155 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000035155 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000035155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035156 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000035156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000035156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035157 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000035157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000035157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017334 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000017334 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000017334 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017348 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000017348 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017348 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017348 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017348 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035158 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000035158 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035158 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035158 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035158 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035159 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000035159 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035159 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035159 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035159 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017349 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000017349 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017349 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017349 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017349 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017350 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000017350 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017350 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017350 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017350 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035160 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000035160 | Tax-Exempt Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035160 | Variable Rate Demand Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035160 | Floating-Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035160 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%